Operating Segment Information - Additional Information (Detail) - Property Plant And Equipment Goodwill Intangible Assets Other Than Goodwill [Member] - HKD ($)	Dec. 31, 2022	Dec. 31, 2021
Europe [Member]
Disclosure of operating segments [line items]
Non-current assets other than financial instruments, deferred tax assets, post-employment benefit assets, and rights arising under insurance contracts	$ 724,254,000	$ 0
HONG KONG
Disclosure of operating segments [line items]
Non-current assets other than financial instruments, deferred tax assets, post-employment benefit assets, and rights arising under insurance contracts	66,000	15,238,000
SINGAPORE
Disclosure of operating segments [line items]
Non-current assets other than financial instruments, deferred tax assets, post-employment benefit assets, and rights arising under insurance contracts	$ 90,577,000	$ 0